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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-17217


SUPPLEMENT  DATED  DECEMBER 6, 2000 TO THE
EQ ADVISORS TRUST PROSPECTUS DATED MAY 1, 2000

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This Supplement updates the above-dated Prospectus of EQ Advisors Trust
("Trust"). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The primary purpose of this Supplement is to provide you with information about a change in the investment strategy of one of the Portfolios of the Trust. As more fully described below, effective February 1, 2001, the investment strategy of the EQ/Evergreen Portfolio will change from a fund that invests primarily in the common stocks of large U.S. companies using a "growth-at-a-reasonable price" methodology to one that invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations using a growth style. Also, effective May 1, 2001, the name of the EQ/Evergreen Portfolio will change to the "EQ/Evergreen Omega" Portfolio ("Portfolio").

The following information updates the information with respect to the Portfolio in the sections of the Prospectus entitled "Summary Information Concerning EQ Advisors Trust," "About the Investment Portfolio: Investment Strategy, Who Manages the Portfolio," and "Prior Performance of Each Adviser" in the
Prospectus:

                          EQ/EVERGREEN OMEGA PORTFOLIO
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PRINCIPAL INVESTMENT STRATEGIES                         PRINCIPAL RISKS
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U.S. common stocks and securities convertible into      General investment, growth investing, small-cap and
common stocks of all market capitalizations             mid-cap company, portfolio turnover, foreign
                                                        securities and derivatives
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INVESTMENT OBJECTIVE:  Seeks long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser's style of portfolio management may lead to high portfolio turnover, but the rate of portfolio turnover will not limit the Adviser's investment decisions.

The Adviser intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio's investment objective.

Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio's exposure to the market; (ii) manage cash; or (iii) attempt to increase income. The Portfolio may also borrow money for temporary defensive purposes.

In response to adverse economic, political or market conditions, the Portfolio may temporarily invest up to 100% of its assets in high quality money market instruments. This strategy is inconsistent with the Portfolio's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

THE PRINCIPAL RISKS

The Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: The Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the price of other stocks. The price of


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growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

PORTFOLIO TURNOVER RISK: It is anticipated that the Portfolio's turnover rate will exceed 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction; brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contacts, futures contracts, swaps and options on futures contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

PORTFOLIO PERFORMANCE - See EQ Advisors Trust Prospectus dated May 1, 2000.

WHO MANAGES THE PORTFOLIO

EVERGREEN INVESTMENT MANAGEMENT COMPANY ("EVERGREEN"), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Prior to November 1, 2000, Evergreen Asset Management Corp. ("EAMC") was the Adviser to the Portfolio. EAMC was a registered investment adviser and a wholly-owned subsidiary of First Union Corporation. Effective November 1, 2000, EAMC was merged with and into Evergreen, EAMC (and its successor Evergreen) has been the Adviser to the Portfolio since it commenced operations. Evergreen is a registered investment adviser and a wholly-owned subsidiary of First Union Corporation. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States.

           MAUREEN E. CULLINANE, will commence management of the Portfolio in February 2001. Ms. Cullinane has been a Vice President and portfolio manager at Evergreen since September 1987 and became a Senior Vice President and Senior Portfolio Manager in March 1997.

PRIOR PERFORMANCE OF THE ADVISER

           Please disregard the prior performance information for the Evergreen Fund as provided in the section of the Prospectus entitled "Prior Performance of Each Adviser."